FORM, FSLR paragraph 51,771. Annual notice of securities sold pursuant to registration of an indefinite number of certain investment company securities--Form 24F-2, [FORM 24F-2]
                        Copyright 1998, CCH Incorporated
-------------------------------------------------------------------------------

[FORM 24F-2]

  [Adopted in Release No. IC-21332 (paragraph 85,650), effective October 10, 1995, 60 FR 47071; amended in Release No. IC-22815 (paragraph 85,960), September 10, 1997, effective October 11, 1997, 62 F.R. 47934; Release No. IC-22920 (paragraph 85,972), effective December 9, 1997, 62 F.R. 64687.]
            Annual Notice of Securities Sold Pursuant to Rule 24F-2



                    UNITED STATES                          OMB APPROVAL


          SECURITIES AND EXCHANGE COMMISSION          OMB Number:3235-0456

                                                      Expires:August 31,
              Washington, D.C. 20549                  2000
                                                      Estimated average
                                                      burden
                                                      hours per response ...
                     FORM 24F-2                       1


          Annual Notice of Securities Sold
               Pursuant to Rule 24f-2

      Read instructions at end of Form before preparing Form.



1.  Name and address of issuer:  RESERVE INSTITUTIONAL TRUST
                                 810 SEVENTH AVE.
                                 NEW YORK, NY  10019

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ] PRIMARY INSTITUTIONAL FUND, U.S. GOVERNMENT
               INSTITUTIONAL FUND

3.  Investment Company Act File Number:  811-3141

    Securities Act File Number:  2-70831


4(a) Last day of fiscal year for which this Form is filed:  MAY 31, 1998



4(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the form is being filed late, interest must be paid on the registration fee due.


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

FORM, FSLR paragraph 51,771, Annual notice of securities sold pursuant to registration of an indefinite number of certain investment company securities--Form 24F-2, [FORM 24F-2]
                        Copyright 1998, CCH Incorporated
--------------------------------------------------------------------------------

4(c) [ ] Check box if this is the last time the issuer will be filing this Form.


5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year pursuant to              $ 981,710,725.75
            section 24 (f):                                   --------------

     (ii)   Aggregate price of securities redeemed
            or repurchased during the fiscal year:   $ 771,448,802.23
                                                       --------------

     (iii)  Aggregate price of securities redeemed
            or repurchased during any prior fiscal
            year ending no earlier than October 11,
            1995 that were not previously used to
            reduce registration fees payable to the
            Commission:                              $      0
                                                       -------------

     (iv)   Total available redemption credits [add
            Items 5(ii) and 5(iii):                        -$       0
                                                              --------------

     (v)    Net sales -- if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                                $ 210,261,923.52
                                                              --------------

     (vi)   Redemption credits available for use in $ (
            future years -- if Item 5(i) is less     --------
            than Item 5(iv) [subtract Item 5 (iv)      )
            from Item 5(i)]:



     (vii)  Multiplier for determining registration           .000295
            fee (See Instruction C.9):                      x--------

     (viii) Registration fee due [multiply Item
            5(v) by Item 5(vii) (enter "0" if no
            fee is due).                                   =$ 62,027.27
                                                              =========


6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):



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FORM, FSLR paragraph 51,771, Annual notice of securities sold pursuant to registration of an indefinite number of certain investment company securities--Form 24F-2, [FORM 24F-2]
                        Copyright 1998, CCH Incorporated
--------------------------------------------------------------------------------

                                                              +$   0
                                                                -------


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7].

                                                              =$ 62,027.27
                                                                ==========


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: JULY 24, 1998

                Method of Delivery:

                           [X] Wire Transfer

                           [ ] Mail or other means




                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated

                                /s/ MARYKATHLEEN FOYNES
By (Signature and Title)     --------------------------------
                                    MARYKATHLEEN FOYNES
                             --------------------------------

Date    7/21/98
     -------------

     *  Please print the name and title of the signing officer below the signature.


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